Business combinations	12 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Business combinations
Business combinations
Acquisition of Exozet GmbH
On 17 December 2019 (the “ Exozet Acquisition Date”), the Group entered into a Share Purchase Agreement (“the Exozet Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Exozet GmbH (“Exozet”). Exozet has a team of 156 employees based in Germany and Austria with end-to-end expertise from consulting to design, implementation and technical innovation.
The acquisition accounting of Exozet GmbH acquisition was considered provisional as at 30 June 2020, pending final conclusion on the opening working capital adjustment.
The consideration includes elements of cash, contingent and deferred compensation and equity consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	15,976
Fair value of deferred consideration	1,677
Fair value of equity consideration	847
Fair value of credit loss utilisation refund consideration	215
Total consideration transferred	18,715

Under the Exozet Purchase Agreement, the Group paid the former equity holders of Exozet a cash purchase price of £16.0 million. In addition, the Group recognised a fair value of £1.7 million of deferred consideration attributed to a holdback amount, payable within 12 months of the acquisition date. The Company issued 24,392 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £0.8 million. The credit loss refund consideration of £0.2 million represents amounts due to the former equity holders of Exozet if brought forward tax losses are successfully utilised.
Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Exozet. £2.9 million worth of share units under the 2018 Equity Incentive Plan were granted to the Sellers on completion of the acquisition, which vest over a 4-year period and are all subject to continued employment. A portion of the overall share units is also subject to achievement of specific revenue and EBITDA goals over the earn-out period. As all share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	6,955
Other intangible assets	1,030
Property, plant and equipment	128
Right-of-use asset	1,136
Deferred tax asset	604
Trade and other receivables	2,611
Cash and cash equivalents	801
Borrowings	(956)
Trade and other payables	(1,501)
Corporation tax payable	(310)
Lease liability	(1,136)
Deferred tax liability	(2,540)
Fair value of identifiable net assets	6,822

Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. Other intangible assets that exist include technology related intangibles (own work capitalised).
The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to Exozet’s clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
The technology related asset relates to internal hours for development of specific intellectual property. Such internal projects are approved by Management only if future benefits are specified and likely. Management concluded that the net book value at acquisition date represents a reasonable estimate of its fair value.The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred tax
The deferred tax liability at acquisition on the client relationship was £2.0 million based on a book base of £7.0 million and a tax base of £nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	18,715
Fair value of identifiable net assets	(6,822)
Goodwill	11,893

The goodwill arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth and in the development of new IP and know-how, the revenue and cost synergies that are achievable and the growth opportunities that are available within the broader digital agency market. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of Exozet from the Exozet Acquisition Date to 30 June 2020

£’000
Revenue	8,054
Loss	100
Management’s estimate of Revenue and Profit of Exozet for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	15,623
Profit	501

Acquisition Related Costs

£’000
Legal and professional fees	620

The acquisition related costs are expensed as incurred.
Acquisition of Intuitus Limited
On 1 November 2019 (the “Intuitus Acquisition Date”), the Group entered into a Share Purchase Agreement (“the Intuitus Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Intuitus Limited (“Intuitus”), obtaining control. Intuitus is a leading independent provider of technology and digital due diligence, and other technology advisory services to Private Equity clients. In connection with its acquisition of Intuitus, the Group acquired over 100 active clients, most of which are Private Equity firms based in the United Kingdom and Continental Europe, as well as in the United States and Middle East.
The acquisition accounting of the Intuitus acquisition was considered final as at 30 June 2020.
The consideration includes elements of cash, deferred compensation and equity consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	9,024
Fair value of deferred consideration	1,889
Fair value of equity consideration	3,110
Total consideration transferred	14,023

Under the Intuitus Purchase Agreement, the Group paid the former equity holders of Intuitus a cash purchase price of £9.0 million. In addition, the Group recognised a fair value of £1.9 million of deferred consideration attributed to a holdback amount, payable within 18 months of the acquisition date. The Company also issued 98,147 Class A ordinary shares in the form of ADSs to the sellers as part of the purchase price, with a fair value of £3.1 million.
Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Intuitus £2.5 million worth of share units under the 2018 Equity Incentive Plan were granted to the Sellers on completion of the acquisition, which vest over a 4-year period and are all subject to continued employment. A portion of the overall share units is also subject to achievement of specific revenue and profit margin goals over the earn-out period. As all share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and will instead be accounted for as ongoing remuneration under IFRS 2.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	2,547
Intangible asset - Trade name	272
Intangible asset - Supplier relationships	120
Other intangible assets	9
Property, plant and equipment	82
Right-of-use asset	548
Deferred tax asset	225
Trade and other receivables	2,054
Cash and cash equivalents	2,488
Corporation tax receivable	247
Trade and other payables	(2,041)
Lease liability	(539)
Deferred tax liability	(558)
Fair value of identifiable net assets	5,454

Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include: Intuitus trade name, network of contractors (supplier relationship), client relationships and workforce. Other intangibles considered but not valued included: software, favourable and unfavourable agreements and non-compete agreements. The income approach (relief from royalty) was used to value Intuitus trade name, the income approach (excess earnings) for client relationships and the cost approach for network of contractors and workforce.
The relief from royalty method assumes that the value of an intangible asset is equal to the present value of the amount the business would be prepared to pay to lease or rent that asset under a contract if it did not own the asset. The value of an intangible asset under this method is calculated as the difference between the business value estimated under two sets of cash flow projections: a) the value of the business with all assets in place at the valuation date, and b) the value of the business with all assets in place but the subject asset at the valuation date.
The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows. An estimate was made by the Group regarding the amount of future revenues that could be attributed to Intuitus’s clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value.
The cost approach is based on the current cost to recreate or duplicate the asset less an appropriate allowance for a decrease in value due to the passage of time or obsolescence. Incorporated in the cost approach is the economic principle of substitution, which states that an informed purchaser would pay no more for an asset than the cost of purchasing or producing a substitute asset with the same utility as the appraised asset.
The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred tax
The deferred tax liability at acquisition on the client relationship and other intangibles (trade name and supplier relationship) was £0.6 million based on a book base of £2.9 million and a tax base of £0 at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,023
Fair value of identifiable net assets	(5,454)
Goodwill	8,569

The goodwill arising from the acquisition represents the assembled workforce and expected synergies from combining Intuitus operations into the Group’s existing operations. The acquisition will enhance the Company’s capability and accelerates its market penetration within the private equity sector. There is no goodwill amount that is expected to be deductible for tax purposes.
Revenue and Loss of Intuitus from Intuitus Acquisition Date to 30 June 2020

£’000
Revenue	3,368
Loss	267
Management’s estimate of Revenue and Loss of Intuitus for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	5,222
Loss	465

Acquisition Related Costs

£’000
Legal and professional fees	208
Stamp duty	70
Total	278

The acquisition related costs are expensed as incurred.
Acquisition of Velocity Partners
On 29 December 2017 (the “Acquisition Date”), the Group entered into an Equity Purchase Agreement (“the Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Velocity Partners, LLC (“Velocity Partners”). Velocity Partners is based in Seattle, Washington and provides software development services to clients based in North America. Following the acquisition, 527 employees of Velocity Partners became part of the Group.
The acquisition accounting for the Velocity Partners acquisition was considered final as at 30 June 2018.
Total consideration includes elements of cash, contingent consideration and deferred compensation. Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Velocity Partners. Any amounts based on continued service provided to the post-combination entity have been excluded from consideration and will instead be accounted for as ongoing remuneration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	28,586
Fair value of deferred consideration	4,198
Fair value of contingent consideration	10,933
Fair value of tax refund consideration	1,170
Total consideration transferred	44,887

Under the Purchase Agreement, the Group paid to the former equity holders of Velocity Partners a cash purchase price of £28.6 million. In addition, the Group recognised a fair value of £4.2 million of deferred consideration attributed to a holdback amount, of which £3.0 million was paid during 2019 and £1.5 million was paid during 2020.
The contingent consideration was settled with equity during 2019. The Group measured its contingent consideration liability at fair value (the “contingent equity consideration”). Since the IPO happened on 27 July 2018, the fair value of the contingent consideration increased because the closing price achieved on IPO was higher than the price valuation used at 30 June 2018. This was recognised in the statement of comprehensive income as a fair value adjustment.
The tax refund consideration of £1.2 million represents the amounts due to the former equity holders of Velocity Partners if the Group receives certain future tax refunds. As part of Velocity Partner’s closing balance sheet as of the acquisition date, Velocity Partners has recorded a $0.5 million tax receivable for a Washington State tax refund for the periods from 2010-2013 and $1.1 million value-added tax receivable in Argentina, recorded in other receivables. In the instance Velocity Partners receives proceeds under either of these tax refunds, they are owed to the seller as part of the terms of the Equity Purchase Agreement.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	15,214
Property, plant and equipment	932
Trade and other receivables	6,045
Cash and cash equivalents	2,341
Trade and other payables	(3,791)
Corporation tax payable	(39)
Deferred tax liability	(27)
Fair value of identifiable net assets	20,675

Other than intangible assets, the fair value approximates the carrying value of the net assets acquired.
Intangible assets subject to valuation include client relationships. Other immaterial intangibles assets that exist include the Velocity Partners trade name and a non-compete agreement.
The multi period excess earnings method (“MEEM”) was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows.
An estimate was made by the Group regarding the amount of future revenues that could be attributed to Velocity Partners’ clients that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value. The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred Tax
The deferred tax liability at acquisition on the client relationship was zero as the tax base at the date of acquisition was equal to the carrying value. Over time, a temporary difference will arise and applicable U.S. tax rates will be applied to arrive at the deferred tax balance.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	44,887
Fair value of identifiable net assets	(20,675)
Goodwill	24,212

Goodwill relates to the benefit of expected synergies, future market development (including future growth potential from new clients) and the possibility of innovation and expansion by utilising a larger workforce. These benefits are not recognised separately from goodwill as they do not meet the recognition criteria for identifiable intangible assets.
Revenue and Profit of Velocity Partners from Acquisition Date to 30 June 2018

£’000
Revenue	15,281
Profit	2,635
Management’s estimate of Revenue and Profit of Velocity Partners for the reporting period ended 30 June 2018 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	30,383
Profit	4,327

Acquisition Related Costs

£’000
Legal and professional fees	1,233

Acquisition related costs are expensed as incurred.